Note 12 - Stock-based Compensation - Restricted Stock Activity (Details) - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Non Vested (in shares)	0
Non Vested (in shares)	450,000	0
The 2013 Plan [Member]
Non Vested (in shares)	0	965,000
Awarded (in shares)	1,000,000	0
Vested (in shares)	(550,000)	(965,000)
Forfeited (in shares)	0	0
Non Vested (in shares)		0